ACQUISITIONS OF CONSOLIDATED ENTITIES - Schedule of Balance Sheet Impact On Business Combinations (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Less:
Goodwill	$ 13,816	$ 14,550
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	248
Total assets	$ 1,000